Label	Element	Value
First American Multi-Manager Domestic Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	First American Multi-Manager Domestic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund) seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Domestic Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Domestic Equity Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Domestic Equity Fund’s performance. During the most recent fiscal year, the Domestic Equity Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Domestic Equity Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Domestic Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Equity Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking long-term capital appreciation, the Domestic Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of U.S. based companies, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities of U.S. based companies. Companies are considered to be U.S. based if they are organized under the laws of the United States, have a principal office in the United States, or have their principal securities market in the United States.
The Domestic Equity Fund’s investments in equity securities of U.S. based companies typically consist primarily of common stocks, including initial public offerings (IPOs), but may also include preferred stocks of such companies. The Domestic Equity Fund may also invest in foreign equity securities and depositary receipts.
The Domestic Equity Fund may invest in issuers with market capitalizations in all ranges, including small-, medium- and large-capitalization companies. At times, the Fund may have a significant portion of its assets invested in a passively managed ETF.
The Domestic Equity Fund utilizes a “multi-manager” approach whereby U.S. Bancorp Asset Management, Inc. (Adviser or USBAM) may allocate all or a portion of the Domestic Equity Fund’s assets to one or more sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the Domestic Equity Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the Domestic Equity Fund’s assets in a manner consistent with the Domestic Equity Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the Domestic Equity Fund’s investments, and for selecting and overseeing the Domestic Equity Fund’s sub-advisers. Not all of the sub-advisers listed for the Domestic Equity Fund may be actively managing assets for the Domestic Equity Fund at all times. The Adviser also has discretion to manage directly all or a portion of the Domestic Equity Fund. The principal investment strategies employed by the Domestic Equity Fund include the following:
•All-Capitalization. The all-capitalization strategies invest in common stocks of any capitalization size that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Certain all-capitalization strategies are expected to have a tilt toward large-capitalization companies, or a tilt toward mid-/small-capitalization companies. The Domestic Equity Fund expects to allocate up to 30% of its assets to all-capitalization strategies.
•Large-Capitalization. The large-capitalization strategies invest in common stocks of large-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund’s large-capitalization strategies define a large-capitalization company as a constituent of the Russell 1000 or S&P 500 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 50% of its assets to large-capitalization strategies.
•Mid-Capitalization. The mid-capitalization strategies invest in common stocks of mid-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund's mid-capitalization strategies define a mid-capitalization company as a constituent of the Russell Mid Cap or S&P 400 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 20% of its assets to mid-capitalization strategies.
•Small-Capitalization. The small-capitalization strategies invest in common stocks of small-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund's small-capitalization strategies define a small-capitalization company as a constituent of the Russell 2000 or S&P 600 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 30% of its assets to small-capitalization strategies.
•Passive Allocation. The Domestic Equity Fund expects to strategically allocate up to 80% of its assets to passively managed strategies tracking the U.S. equity market. Generally, the Adviser expects to use ETFs or mutual funds, such as those tracking the Russell 3000 Index, the Dow Jones U.S. Large-Cap Total Stock Market Index or other broad U.S. equity indices, to implement these strategies. At times, the Domestic Equity Fund may invest a significant portion of its assets in one ETF or mutual fund. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the U.S. equity market in an attempt to outperform it. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.
Each of the all-capitalization, large-capitalization, mid-capitalization, and small-capitalization strategies are constructed using either: (1) a fundamental bottom-up investment process, which includes consideration of a company’s intrinsic or fair value, or (2) quantitative strategies where the sub-adviser(s) select stocks based on certain factors. These factors may include, but are not limited to, measures quantifying historical and forecasted valuations as compared to earnings, sales, and book value; quality measures such as cash on the balance sheet, earnings momentum, and debt to equity; and measures of market sentiment such as share price momentum or short interest.
When determining the allocations and reallocations to a sub-adviser or to a passively managed strategy, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to its own views on the economy and markets, the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub- advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Domestic Equity Fund.
The Domestic Equity Fund seeks to implement its investment strategies, in part, through investments in ETFs and other registered investment companies instead of direct investments.
The Fund may invest up to 20% of its assets in derivatives.
The Domestic Equity Fund’s investment sub-advisers may engage in active trading and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In seeking long-term capital appreciation, the Domestic Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of U.S. based companies, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities of U.S. based companies. Companies are considered to be U.S. based if they are organized under the laws of the United States, have a principal office in the United States, or have their principal securities market in the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Domestic Equity Fund. The bar chart below shows the annual total returns of the Domestic Equity Fund’s Institutional Class shares for the period indicated. The table below shows the average annual total returns, both before and after taxes, and how the Domestic Equity Fund’s Institutional Class performance compares to that of a broad-based securities market index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. Past performance, before and after taxes, is not necessarily an indication of how the Domestic Equity Fund will perform in the future. Updated performance information for the Domestic Equity Fund is available toll free by calling 1-800-527-5412 or by visiting our website at www.firstamericanfunds.com.
Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares. Advisor Class and Class R shares would have substantially similar annual returns to Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Domestic Equity Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-527-5412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Domestic Equity Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.08%	2Q/2020
Lowest Return	(19.97)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	They are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and redemptions may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Domestic Equity Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. They are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and redemptions may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Domestic Equity Fund shares at the end of the measurement period.

First American Multi-Manager Domestic Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Domestic Equity Fund, and the Fund’s performance could lag that of other investments.
First American Multi-Manager Domestic Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
First American Multi-Manager Domestic Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of the Domestic Equity Fund’s NAV to decline, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

First American Multi-Manager Domestic Equity Fund | Large-Capitalization Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Stock Risk is the risk that large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

First American Multi-Manager Domestic Equity Fund | Mid- And Small-Capitalization Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid- and Small-Capitalization Stock Risk is the risk that stocks of mid- and small-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid- and small-sized companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

First American Multi-Manager Domestic Equity Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk is the risk that a strategy used by the Adviser and the Domestic Equity Fund’s sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the Adviser and the sub-advisers may cause unintended results.

First American Multi-Manager Domestic Equity Fund | Multi-Manager Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Multi-Manager Risk is the risk that the sub-advisers’ investment styles may not always be complementary and the sub-advisers may make decisions that conflict with each other, which could affect the performance of the Domestic Equity Fund. The Domestic Equity Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating the Domestic Equity Fund’s assets to the sub-advisers and to direct investments. The Domestic Equity Fund’s value could decline as a result of less than optimal or poor asset allocation decisions. Moreover, the Domestic Equity Fund’s multi-manager approach may result in the Domestic Equity Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Domestic Equity Fund’s performance depending on the performance of those securities and the overall market environment. The sub-advisers may underperform the market generally or underperform other investment managers that could have been selected for the Domestic Equity Fund.

First American Multi-Manager Domestic Equity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk is the risk that the Fund may be subject to operational and informational security risks resulting from breaches in cybersecurity of the Fund, the Fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the Fund invests may cause such securities to lose value.
First American Multi-Manager Domestic Equity Fund | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Focus Risk is the risk that to the extent the Domestic Equity Fund’s investment strategy leads to sizable allocations to a particular market, sector, industry or issuer, the Domestic Equity Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector, industry or issuer. As a result, there may be more fluctuation in the price of the Domestic Equity Fund’s shares.

First American Multi-Manager Domestic Equity Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk is the risk that the Domestic Equity Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Liquidity risk may be caused by unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing the Fund’s ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Domestic Equity Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on the Domestic Equity Fund’s performance.

First American Multi-Manager Domestic Equity Fund | Preferred Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Preferred Securities Risk includes issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

First American Multi-Manager Domestic Equity Fund | Quantitative Strategies And Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Strategies and Trading Risk is the risk that the Adviser/sub-adviser(s) use quantitative models that rely on patterns inferred from historical prices and other financial and economic data in evaluating prospective investments, making predictions, and in implementing their strategies. Changes in underlying market conditions and unanticipated events can significantly impact the performance of those models. The Adviser/sub-adviser(s) apply judgment in the implementation of their models, which may improve or detract from results. It is also possible that errors in incorporating and processing the historical prices and other financial and economic data could occur. As market dynamics shift over time, quantitative models may become outdated. Mispricing, even if correctly identified, may not be corrected by the market within a time frame over which it is feasible for any given portfolio to maintain a position. Any of the foregoing factors could give rise to material losses or result in the failure to achieve the Fund’s investment objective.

First American Multi-Manager Domestic Equity Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investments Risk is the risk that investing in foreign (non-U.S.) securities, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), may result in the Domestic Equity Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial reporting standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments also may suspend or impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Domestic Equity Fund’s investments to decline.

First American Multi-Manager Domestic Equity Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Domestic Equity Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

First American Multi-Manager Domestic Equity Fund | IPO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
IPO Risk is the risk that the prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may lack publicly available information and may have less experienced management or limited operating histories.

First American Multi-Manager Domestic Equity Fund | Derivative Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivative Investment Risk is the risk that the use of derivative investments may result in the Domestic Equity Fund sustaining a loss. The value of a derivative instrument depends largely on the value of the underlying reference asset. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that a counterparty to a derivative contract may be unable or unwilling to meet its financial obligations. Derivatives involve costs and can create leverage in the Domestic Equity Fund’s portfolio, which may result in significant volatility and cause the Domestic Equity Fund to lose more than the amount it invested or the anticipated value of the underlying asset. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Domestic Equity Fund, potentially resulting in losses to Domestic Equity Fund shareholders. Derivatives may be less liquid than more traditional investments and the Domestic Equity Fund may be unable to sell or close out its derivative positions at a desirable time or price. Derivatives also may be harder to value, less tax efficient and subject to changing government regulation that could impact the Domestic Equity Fund’s ability to use certain derivatives or increase their cost. Derivative strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure may not provide the expected benefits, particularly during adverse market conditions. When the Domestic Equity Fund uses certain derivatives, it will be required to provide margin and/or pledge collateral in a manner that satisfies contractual undertakings, which could limit the Domestic Equity Fund’s ability to pursue other opportunities as they arise or require the Domestic Equity Fund to liquidate portfolio securities in order to satisfy margin requirements.
First American Multi-Manager Domestic Equity Fund | Investment Company/ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Company/ETF Risk is the risk that shareholders in the Domestic Equity Fund could indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Domestic Equity Fund’s direct fees and expenses, which may involve duplication of management fees and certain other expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Domestic Equity Fund. In addition, investments in other investment companies are subject to the risks associated with the underlying assets held by the investment companies, and investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities.

First American Multi-Manager Domestic Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	13.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
First American Multi-Manager Domestic Equity Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
First American Multi-Manager Domestic Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAEQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Bar Chart [Heading]	rr_BarChartHeading	Domestic Equity Fund - Institutional ClassAnnual Total Returns as of December 31, 2024
Annual Return 2018	rr_AnnualReturn2018	(7.07%)
Annual Return 2019	rr_AnnualReturn2019	29.70%
Annual Return 2020	rr_AnnualReturn2020	20.05%
Annual Return 2021	rr_AnnualReturn2021	26.28%
Annual Return 2022	rr_AnnualReturn2022	(18.97%)
Annual Return 2023	rr_AnnualReturn2023	22.05%
Annual Return 2024	rr_AnnualReturn2024	21.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.97%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	21.53%
5 Years	rr_AverageAnnualReturnYear05	12.75%
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
First American Multi-Manager Domestic Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
First American Multi-Manager Domestic Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.87%
5 Years	rr_AverageAnnualReturnYear05	9.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
First American Multi-Manager Domestic Equity Fund | R Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
First American Multi-Manager International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	First American Multi-Manager International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First American Multi-Manager International Equity Fund (International Equity Fund) seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Equity Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking long-term capital appreciation, the International Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities. Under normal circumstances, the International Equity Fund provides exposure to investments that are economically tied to at least three different countries outside of the United States. The International Equity Fund considers various factors when determining whether a company is in a particular country or region/continent, including whether: (i) the issuer is organized under the laws of the country or a country within the geographic region; (ii) the issuer maintains its principal place of business in that country or region; (iii) the securities are traded principally in the country or region; or (iv) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region, or has at least 50% of its assets in that country or region.
The International Equity Fund invests primarily in equity securities and Depositary Receipts (DRs) of foreign issuers, as well as ETFs investing in U.S. and international equity markets, and may invest up to 45% of its net assets in securities of issuers located in emerging markets countries. U.S. Bancorp Asset Management, Inc. (Adviser) defines developed markets countries and emerging markets countries based on the MSCI Market Classification Framework. The MSCI Market Classification Framework considers economic development, size, liquidity, and market accessibility in classifying developed markets countries and emerging markets countries.
The International Equity Fund’s investments in equity securities are primarily in common stocks, but may also include preferred stocks. The International Equity Fund’s investments in equity securities may also include securities in their initial public offerings (IPOs) and/or DRs. At times, the International Equity Fund may have a significant portion of its assets invested in a passively managed ETF.
The International Equity Fund may invest in issuers with market capitalizations in all ranges, including small-, medium- and large-capitalization companies.
The International Equity Fund utilizes a “multi-manager” approach whereby the Adviser may allocate all or a portion of the International Equity Fund’s assets to one or more unaffiliated sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the International Equity Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the International Equity Fund’s assets in a manner consistent with the International Equity Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the International Equity Fund’s investments, and for selecting and overseeing the International Equity Fund’s sub-advisers. Not all of the sub-advisers listed for the International Equity Fund may be actively managing assets for the International Equity Fund at all times. The Adviser also has discretion to manage directly all or a portion of the International Equity Fund. The principal investment strategies employed by the International Equity Fund include the following:
•Total International Markets. The total international markets strategies invest in companies of any capitalization size that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The total international markets strategies may invest in issuers located in both developed and emerging markets. The International Equity Fund expects to allocate up to 70% of its assets to international all-capitalization strategies.
•International Developed Markets. The international developed markets strategies invest in companies of any capitalization size located in non-U.S. developed economies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The sub-
adviser(s) may from time to time allocate a portion of the assets allocated to them to stocks in emerging markets. The International Equity Fund expects to allocate up to 50% of its assets to international developed market strategies.
•Emerging Markets. The emerging markets strategies invest in companies of any capitalization size located in emerging markets that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The International Equity Fund expects to allocate up to 40% of its assets to emerging markets strategies.
•International Small Capitalization. The international small capitalization strategies invest in small-capitalization stocks located in both developed and emerging markets that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the International Equity Fund’s small capitalization strategies invest in companies that, at the time of initial purchase, have market capitalizations that generally are within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index. As of December 31, 2024, the market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index ranged from $84.6 million to $33.4 billion. Because international small capitalization equities are not the International Equity Fund benchmark, the International Equity Fund expects to allocate tactically up to 20% of its assets to international small capitalization strategies.
•Passive Allocation. The International Equity Fund expects to strategically allocate up to 80% of its assets to passively managed strategies tracking the global equity markets. Generally, the Adviser expects to use ETFs or mutual funds, such as those tracking the MSCI ACWI ex USA Index or other international, emerging market and country indices, to implement these strategies. At times, the International Equity Fund may invest a significant portion of its assets in one ETF or mutual fund. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the global equity markets in an attempt to outperform them. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of those markets based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.
Each of the international markets, international developed markets, international emerging markets, and international small capitalization strategies are constructed using either: (1) a fundamental top-down and bottom-up, or fundamental bottom up only investment process, which includes consideration of a company’s intrinsic or fair value, or (2) quantitative strategies where the sub-adviser(s) rank stocks based on certain factors. These factors may include, but are not limited to, measures quantifying historical and forecasted valuations as compared to earnings, sales, and book value; quality measures such as cash on the balance sheet, earnings momentum, and debt to equity; and measures of market sentiment such as share price momentum or short interest.
When determining the allocations and reallocations to a sub-adviser or to a passively managed strategy, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to its own views of the economy and markets, the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the International Equity Fund.
The International Equity Fund seeks to implement its investment strategies, in part, through investments in ETFs and other registered investment companies instead of direct investments.
The Fund may invest up to 20% of its assets in derivatives.
The International Equity Fund’s investment sub-advisers may engage in active trading and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In seeking long-term capital appreciation, the International Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in equity securities. Under normal circumstances, the International Equity Fund provides exposure to investments that are economically tied to at least three different countries outside of the United States. The International Equity Fund considers various factors when determining whether a company is in a particular country or region/continent, including whether: (i) the issuer is organized under the laws of the country or a country within the geographic region; (ii) the issuer maintains its principal place of business in that country or region; (iii) the securities are traded principally in the country or region; or (iv) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region, or has at least 50% of its assets in that country or region.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the International Equity Fund. The bar chart below shows the annual total returns of the International Equity Fund’s Institutional Class shares for the period indicated. The table below shows the average annual total returns, both before and after taxes, and how the International Equity Fund’s Institutional Class performance compares to that of a broad-based securities market index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. Past performance, before and after taxes, is not necessarily an indication of how the International Equity Fund will perform in the future. Updated performance information for the International Equity Fund is available toll free by calling 1-800-527-5412 or by visiting our website at www.firstamericanfunds.com.
Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares. Advisor Class and Class R shares would have substantially similar annual returns to Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Equity Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-527-5412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the International Equity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Equity Fund - Institutional ClassAnnual Total Returns as of December 31, 2024
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.96%	2Q/2020
Lowest Return	(23.70)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	They are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of International Equity Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. They are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of International Equity Fund shares at the end of the measurement period.

First American Multi-Manager International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the International Equity Fund, and the International Equity Fund’s performance could trail that of other investments.
First American Multi-Manager International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
First American Multi-Manager International Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of the International Equity Fund’s NAV to decline, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
First American Multi-Manager International Equity Fund | Large-Capitalization Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Stock Risk is the risk that large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

First American Multi-Manager International Equity Fund | Mid- And Small-Capitalization Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid- and Small-Capitalization Stock Risk is the risk that stocks of mid- and small-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid- and small-sized companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

First American Multi-Manager International Equity Fund | Investment Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Company/ETF Risk is the risk that shareholders in the International Equity Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the International Equity Fund’s direct fees and expenses, which may involve duplication of management fees and certain other expenses. Investments in other funds also may increase the amount of taxes payable by investors in the International Equity Fund. In addition, investments in other investment companies are subject to the risks associated with the underlying assets held by the investment companies, and investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities.
First American Multi-Manager International Equity Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk is the risk that a strategy used by the Adviser and the International Equity Fund’s sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the Adviser and the sub-advisers may cause unintended results.
First American Multi-Manager International Equity Fund | Multi-Manager Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Multi-Manager Risk is the risk that the sub-advisers’ investment styles may not always be complementary and the sub-advisers may make decisions that conflict with each other, which could affect the performance of the International Equity Fund. The International Equity Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating the International Equity Fund’s assets to the sub-advisers and to direct investments. The International Equity Fund’s value could decline as a result of less than optimal or poor asset allocation decisions. Moreover, the International Equity Fund’s multi-manager approach may result in the International Equity Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the International Equity Fund’s performance depending on the performance of those securities and the overall market environment. The sub-advisers may underperform the market generally or underperform other investment managers that could have been selected for the International Equity Fund.

First American Multi-Manager International Equity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk is the risk that the Fund may be subject to operational and informational security risks resulting from breaches in cybersecurity of the Fund, the Fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the Fund invests may cause such securities to lose value.
First American Multi-Manager International Equity Fund | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Focus Risk is the risk that to the extent the International Equity Fund’s investment strategy leads to sizable allocations to a particular market, sector, industry or issuer, the International Equity Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector, industry or issuer. As a result, there may be more fluctuation in the price of the International Equity Fund’s shares.
First American Multi-Manager International Equity Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk is the risk that the sale price the International Equity Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the International Equity Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the International Equity Fund’s shares.

First American Multi-Manager International Equity Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk is the risk that the International Equity Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Liquidity risk may be caused by unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing the Fund’s ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the International Equity Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on the International Equity Fund’s performance.
First American Multi-Manager International Equity Fund | Preferred Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk includes issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
First American Multi-Manager International Equity Fund | Quantitative Strategies And Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Strategies and Trading Risk is the risk that the Adviser/sub-adviser(s) use quantitative models that rely on patterns inferred from historical prices and other financial and economic data in evaluating prospective investments, making predictions, and in implementing their strategies. Changes in underlying market conditions and unanticipated events can significantly impact the performance of those models. The Adviser/sub-adviser(s) apply judgment in the implementation of their models, which may improve or detract from results. It is also possible that errors in incorporating and processing the historical prices and other financial and economic data could occur. As market dynamics shift over time, quantitative models may become outdated. Mispricing, even if correctly identified, may not be corrected by the market within a time frame over which it is feasible for any given portfolio to maintain a position. Any of the foregoing factors could give rise to material losses or result in the failure to achieve the Fund’s investment objective.

First American Multi-Manager International Equity Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investments Risk is the risk that investing in foreign (non-U.S.) securities, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDR), and European Depositary Receipts (EDRs), may result in the International Equity Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial reporting standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments also may suspend or impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the International Equity Fund’s investments to decline.

First American Multi-Manager International Equity Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The International Equity Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
First American Multi-Manager International Equity Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk is the risk that in addition to the risks of investing in foreign investments generally, emerging markets investments may be subject to greater risks arising from political or economic instability, market disruption, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Because of the foregoing factors, the Fund's investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.
First American Multi-Manager International Equity Fund | Asia Pacific Region Risk (ex.Japan) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio-economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, any difficulties of the Public Company Accounting Oversight Board (PCAOB) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. Historically, VIEs have not been formally recognized under Chinese law; however, the China Securities Regulatory Commission (CSRC) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement either. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

First American Multi-Manager International Equity Fund | Geographic Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geographic Focus Risk is the risk that the performance of a fund that is less diversified across countries or geographic regions may be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests and may be more volatile than the performance of a more geographically-diversified fund.

First American Multi-Manager International Equity Fund | IPO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
IPO Risk is the risk that the prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may lack publicly available information and may have less experienced management or limited operating histories.
First American Multi-Manager International Equity Fund | Derivative Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivative Investment Risk is the risk that the use of derivative investments may result in the International Equity Fund sustaining a loss. The value of a derivative instrument depends largely on the value of the underlying reference asset. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that a counterparty to a derivative contract may be unable or unwilling to meet its financial obligations. Derivatives involve costs and can create leverage in the International Equity Fund’s portfolio, which may result in significant volatility and cause the International Equity Fund to lose more than the amount it invested or the anticipated value of the underlying asset. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the International Equity Fund, potentially resulting in losses to International Equity Fund shareholders. Derivatives may be less liquid than more traditional investments and the International Equity Fund may be unable to sell or close out its derivative positions at a desirable time or price. Derivatives also may be harder to value, less tax efficient and subject to changing government regulation that could impact the International Equity Fund’s ability to use certain derivatives or increase their cost. Derivative strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure may not provide the expected benefits, particularly during adverse market conditions. When the International Equity Fund uses certain derivatives, it will be required to provide margin and/or pledge collateral in a manner that satisfies contractual undertakings, which could limit the International Equity Fund’s ability to pursue other opportunities as they arise or require the International Equity Fund to liquidate portfolio securities in order to satisfy margin requirements.
First American Multi-Manager International Equity Fund | Foreign Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies may fluctuate in value relative to the U.S. dollar, adversely affecting the value of the International Equity Fund’s investments and its returns. Because the International Equity Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the International Equity Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the International Equity Fund invests, potentially causing an adverse impact on the Fund’s investments in the affected region.
First American Multi-Manager International Equity Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
First American Multi-Manager International Equity Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
First American Multi-Manager International Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2018	rr_AnnualReturn2018	(15.01%)
Annual Return 2019	rr_AnnualReturn2019	21.23%
Annual Return 2020	rr_AnnualReturn2020	13.74%
Annual Return 2021	rr_AnnualReturn2021	9.38%
Annual Return 2022	rr_AnnualReturn2022	(20.79%)
Annual Return 2023	rr_AnnualReturn2023	14.63%
Annual Return 2024	rr_AnnualReturn2024	5.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
First American Multi-Manager International Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
First American Multi-Manager International Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.77%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
First American Multi-Manager International Equity Fund | R Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
First American Multi-Manager Fixed-Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	First American Multi-Manager Fixed-Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fixed-Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fixed-Income Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed-Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fixed-Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fixed-Income Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fixed-Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed-Income Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fixed-Income Fund seeks capital appreciation and current income in its attempt to maximize total return. In doing so, the Fixed-Income Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds and other fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in fixed income securities. These may include:
•Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;
•Obligations of state, local and foreign governments;
•Obligations of domestic and foreign banks, corporations and other institutions;
•Mortgage- and other asset-backed securities, including collateralized loan obligations (CLOs); and
•Stripped securities evidencing ownership of future interest or principal payments on debt obligations.
•Bank loans, loan participations, assignments and notes.
The Fixed-Income Fund primarily invests in investment grade debt obligations or those of comparable quality as determined by the Adviser or the Fixed-Income Fund’s investment sub-advisers but may invest up to 40% of its net assets in obligations that are rated below-investment grade (which may include, among other investments, securities commonly referred to as “junk bonds”). A security is considered investment grade if, at the time of purchase, it is rated BBB- or higher by Standard & Poor's Financial Services LLC or Fitch Ratings, Baa3 or higher by Moody's Investors Service, or BBB (low) or higher by DBRS Morningstar. A security is considered non-investment grade if it does not meet the criteria listed above. Securities of non-investment-grade quality are speculative in nature.
The Fixed-Income Fund expects to maintain an average duration, under normal circumstances, of not more than eight years. Duration is a measure of price sensitivity of a fixed income investment or portfolio (expressed as % change in price) to a 1 percentage point (i.e., 100 basis points) change in interest rates, accounting for optionality in bonds such as prepayment risk and call/put features. A longer duration means an increased likelihood of interest rate sensitivity. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%.
The Fixed-Income Fund may invest in securities of issuers located in foreign markets; including emerging markets.
The Fixed-Income Fund utilizes a “multi-manager” approach whereby U.S. Bancorp Asset Management, Inc. (Adviser) may allocate all or a portion of the Fixed-Income Fund’s assets to one or more unaffiliated sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the Fixed-Income Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the Fixed-Income Fund’s assets in a manner consistent with the Fixed-Income Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the Fixed-Income Fund’s investments, and for selecting and overseeing the Fixed-Income Fund’s sub-advisers. Not all of the sub-advisers listed for the Fixed-Income Fund may be actively managing assets for the Fixed-Income Fund at all times. The Adviser also has discretion to manage directly all or a portion of the Fixed-Income Fund. The principal investment strategies employed by the Fixed-Income Fund include the following:
•Core Fixed-Income. The core fixed-income strategies invest in a broad range of investment-grade bonds and fixed-income securities, including U.S. government securities, corporate bonds, taxable municipal securities, and mortgage-backed or other asset-backed securities. The strategy may also invest in a limited amount of non-investment grade securities and distressed securities. The core fixed-income strategy seeks to invest primarily in securities the sub-adviser(s) considers undervalued. The core fixed-income strategies are constructed through using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate between 30% and 75% of its assets in core fixed-income strategies.
•Investment Grade Credit. The investment grade credit strategies invest in U.S. and, to a limited extent, non-U.S. investment grade bonds and securities of U.S. and non-U.S. corporations and other institutions. The investment grade credit strategies are constructed using a bottom-up investment approach. The sub-adviser(s) may from time to time invest up to 5% of the assets allocated to the strategy in high yield securities. The investment grade credit strategies are constructed using fundamental research to analyze economic trends and other market events. The Fixed-Income Fund expects to allocate up to 30% of its assets to investment grade credit strategies.
•High Yield. The high yield strategies invest in U.S. and non-U.S. fixed income instruments rated below investment grade. The Fixed-Income Fund expects to allocate up to 30% of its assets to high yield strategies.
•Structured Fixed-Income. The structured fixed-income strategies invest in high quality structured fixed-income securities, with a particular focus on asset-backed securities backed by assets other than real estate (also known as non-traditional asset-backed securities). The structured fixed-income strategy may also invest a limited amount in commercial mortgage-backed securities, agency-backed securities, and corporate and municipal debt instruments that are secured by tangible asset collateral or revenue streams. The structured fixed-income strategies are constructed using either a bottom-up investment approach or a quantitative framework to assess valuation and long-term return potential. The Fixed-Income Fund expects to allocate up to 30% of its assets to structured fixed-income strategies.
•Passive Allocation. The Fixed Income Fund may strategically allocate up to 80% of its assets to passively managed strategies tracking the U.S. bond markets or to actively managed mutual funds that provide exposure to U.S. and global fixed income securities, including high yield securities. Generally, the Adviser expects to use ETFs, such as those tracking the Bloomberg US Aggregate Bond Index, or mutual funds to implement these strategies. At times, the Fixed Income Fund may invest a significant portion of its assets in one ETF or mutual fund. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the fixed income market in an attempt to outperform it. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.
When determining the allocations and reallocations to a sub-adviser or to a passively managed strategy, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to its own views of the economy and markets, the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fixed-Income Fund.
In managing the Fund’s assets, certain of the Fixed-Income Fund’s sub-advisers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the sub-adviser develops views on economic policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the sub-adviser’s bottom-up research which informs security selection. In its bottom-up research, the sub-adviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.
The sub-adviser may also consider factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The sub-adviser may also invest in a security based upon the expected total return rather than the yield of such security.
The Fixed-Income Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts. The Fixed-Income Fund can use uninvested cash to purchase futures contracts to gain exposure to equity markets. The Fixed-Income Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fixed-Income Fund may sell futures contracts to facilitate implementation of the overall investment approach, such as to help manage duration positioning and yield curve exposure. The Fixed-Income Fund may also purchase or sell securities on a forward commitment basis. Forward commitments also include “to be announced” (TBA) securities.
The Fixed-Income Fund may seek to implement its investment strategy through investments in ETFs and other registered investment companies instead of direct investments.
The Fund may invest up to 20% of its assets in derivatives.
The Fixed-Income Fund’s investment sub-advisers may engage in active trading and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fixed-Income Fund seeks capital appreciation and current income in its attempt to maximize total return. In doing so, the Fixed-Income Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds and other fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities, and in ETFs and other registered investment companies investing in fixed income securities. These may include:
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fixed-Income Fund. The bar chart below shows the annual total returns of the Fixed-Income Fund’s Institutional Class shares for the period indicated. The table below shows the average annual total returns, both before and after taxes, and how the Fixed Income Fund’s Institutional Class performance compares to that of a broad-based securities market index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. Past performance, before and after taxes, is not necessarily an indication of how the Fixed-Income Fund will perform in the future. Updated performance information for the Fixed-Income Fund is available toll free by calling 1-800-527-5412 or by visiting our website at www.firstamericanfunds.com.
Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares. Advisor Class and Class R shares would have substantially similar annual returns to Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fixed-Income Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-527-5412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstamericanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fixed-Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Fixed-Income Fund - Institutional ClassAnnual Total Returns as of December 31, 2024
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.56%	4Q/2023
Lowest Return	(5.81)%	2Q/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
First American Multi-Manager Fixed-Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
First American Multi-Manager Fixed-Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fixed-Income Fund, and the Fixed-Income Fund’s performance could trail that of other investments.
First American Multi-Manager Fixed-Income Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of the Fixed-Income Fund’s NAV to decline, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
First American Multi-Manager Fixed-Income Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed-Income Securities Risk is the risk that the values of debt securities may increase or decrease, and includes counterparty risk, interest rate, debt extension, prepayment, liquidity, and credit (or default) risks. Counterparty risk is that the issuer or guarantor of a fixed-income security may be unwilling or unable to make timely payments of interest or principal or otherwise honor its obligations. Interest rate risk is that during periods of rising interest rates, the Fixed-Income Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fixed-Income Fund’s yield (and the market value of its securities) will tend to be higher. During periods of falling interest rates, the income received by the Fixed-Income Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Debt extension risk is that to the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply, and the Fixed-Income Fund will suffer from the inability to invest in higher yielding securities. Prepayment risk is that if the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Liquidity risk is that an economic downturn or period of rising interest rates could adversely affect the markets for fixed-income securities and reduce the Fixed-Income Fund’s ability to sell them. Credit (or default) risk is the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fixed-Income Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fixed-Income Fund could have a similar effect.

First American Multi-Manager Fixed-Income Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk is the risk that a strategy used by the Adviser and the Fixed-Income Fund’s sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the Advisor and the sub-advisers may cause unintended results.

First American Multi-Manager Fixed-Income Fund | Multi-Manager Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Multi-Manager Risk is the risk that the sub-advisers’ investment styles may not always be complementary and the sub-advisers may make decisions that conflict with each other, which could affect the performance of the Fixed-Income Fund. The Fixed-Income Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating the Fixed-Income Fund’s assets to the sub-advisers and to direct investments. The Fixed-Income Fund’s value could decline as a result of less than optimal or poor asset allocation decisions. Moreover, the Fixed-Income Fund’s multi-manager approach may result in the Fixed-Income Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fixed-Income Fund’s performance depending on the performance of those securities and the overall market environment. The sub-advisers may underperform the market generally or underperform other investment managers that could have been selected for the Fixed-Income Fund.

First American Multi-Manager Fixed-Income Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk is the risk that the Fund may be subject to operational and informational security risks resulting from breaches in cybersecurity of the Fund, the Fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the Fund invests may cause such securities to lose value.
First American Multi-Manager Fixed-Income Fund | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk includes various risks, including prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fixed-Income Fund reinvesting these early payments at lower interest rates, thereby reducing the Fixed-Income Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fixed-Income Fund.
First American Multi-Manager Fixed-Income Fund | CLO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CLO Risk is the risk that collateralized loan obligations (CLOs) are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fixed-Income Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
First American Multi-Manager Fixed-Income Fund | High-Yield Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Risk is the risk that the Fixed-Income Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fixed-Income Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.
First American Multi-Manager Fixed-Income Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk is the risk that the sale price the Fixed-Income Fund could receive for a portfolio security may differ from the Fixed-Income Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fixed-Income Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fixed-Income Fund’s shares.

First American Multi-Manager Fixed-Income Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk is the risk that the Fixed-Income Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Liquidity risk may be caused by unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing the Fund’s ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fixed-Income Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on the Fixed-Income Fund’s performance.
First American Multi-Manager Fixed-Income Fund | Quantitative Strategies And Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Strategies and Trading Risk is the risk that the Adviser/sub-adviser(s) use quantitative models that rely on patterns inferred from historical prices and other financial and economic data in evaluating prospective investments, making predictions, and in implementing their strategies. Changes in underlying market conditions and unanticipated events can significantly impact the performance of those models. The Adviser/sub-adviser(s) apply judgment in the implementation of their models, which may improve or detract from results. It is also possible that errors in incorporating and processing the historical prices and other financial and economic data could occur. As market dynamics shift over time, quantitative models may become outdated. Mispricing, even if correctly identified, may not be corrected by the market within a time frame over which it is feasible for any given portfolio to maintain a position. Any of the foregoing factors could give rise to material losses or result in the failure to achieve the Fund’s investment objective.

First American Multi-Manager Fixed-Income Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fixed Income Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial reporting standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments also may suspend or impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fixed-Income Fund’s investments to decline.
First American Multi-Manager Fixed-Income Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk is the risk that in addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, market disruption, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Because of the foregoing factors, the Fund's investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.

First American Multi-Manager Fixed-Income Fund | Derivative Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivative Investment Risk is the risk that the use of derivative investments may result in the Fixed-Income Fund sustaining a loss. The value of a derivative instrument depends largely on the value of the underlying reference asset. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that a counterparty to a derivative contract may be unable or unwilling to meet its financial obligations. Derivatives involve costs and can create leverage in the Fixed-Income Fund’s portfolio, which may result in significant volatility and cause the Fixed-Income Fund to lose more than the amount it invested or the anticipated value of the underlying asset. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fixed-Income Fund, potentially resulting in losses to Fixed-Income Fund shareholders. Derivatives may be less liquid than more traditional investments and the Fixed-Income Fund may be unable to sell or close out its derivative positions at a desirable time or price. Derivatives also may be harder to value, less tax efficient and subject to changing government regulation that could impact the Fixed-Income Fund’s ability to use certain derivatives or increase their cost. Derivative strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure may not provide the expected benefits, particularly during adverse market conditions. When the Fixed-Income Fund uses certain derivatives, it will be required to provide margin and/or pledge collateral in a manner that satisfies contractual undertakings, which could limit the Fixed-Income Fund’s ability to pursue other opportunities as they arise or require the Fixed-Income Fund to liquidate portfolio securities in order to satisfy margin requirements. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk.
First American Multi-Manager Fixed-Income Fund | Defaulted/Distressed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Defaulted/Distressed Securities Risk is the risk that distressed securities may not produce income while they are outstanding and may require the Fixed-Income Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
First American Multi-Manager Fixed-Income Fund | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk generally depends on the financial and credit status of a municipal issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fixed-Income Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

First American Multi-Manager Fixed-Income Fund | Forward Commitment, When-Issued, And Delayed Delivery Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Forward Commitment, When-Issued, and Delayed Delivery Risk is the risk that such transactions subject the Fixed-Income Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fixed-Income Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fixed-Income Fund because the Fixed-Income Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fixed-Income Fund’s overall investment exposure and, as a result, its volatility.
First American Multi-Manager Fixed-Income Fund | TBA Transactions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	TBA Transactions Risk is the risk of loss if the securities received are less favorable than what was anticipated by the Fixed-Income Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.
First American Multi-Manager Fixed-Income Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk is the risk that the Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be less liquid than their registered counterparts. Therefore, such investments may be required to be held for a lengthy period of time or, if the Fund were forced to liquidate its positions in Rule 144A Securities, such liquidation may be taken at a substantial discount to the underlying value or result in the entire loss of the value of such investment.
First American Multi-Manager Fixed-Income Fund | Illiquid Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Illiquid Investments Risk is the risk that because illiquid investments may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. Investments acquired by the Fixed-Income Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.
First American Multi-Manager Fixed-Income Fund | Sovereign Debt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sovereign Debt Risk refers to the risk that investments in sovereign debt securities (or foreign government debt securities) involves certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

First American Multi-Manager Fixed-Income Fund | Foreign Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fixed-Income Fund’s investments and its returns. Because the Fixed-Income Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fixed-Income Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fixed-Income Fund invests, causing an adverse impact on the Fund’s investments in the affected region.
First American Multi-Manager Fixed-Income Fund | Investment Company/ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Company/ETF Risk is the risk that shareholders in the Fixed-Income Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fixed-Income Fund’s direct fees and expenses, which may involve duplication of management fees and certain other expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fixed-Income Fund. In addition, investments in other investment companies are subject to the risks associated with the underlying assets held by the investment companies, and investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities.
First American Multi-Manager Fixed-Income Fund | Corporate Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Corporate Debt Securities Risk. The possibility that the issuer of a debt security held by the Fixed-Income Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fixed-Income Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

First American Multi-Manager Fixed-Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk is the risk that high portfolio turnover may lead to increased Fixed-Income Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders at ordinary income tax rates.
First American Multi-Manager Fixed-Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored entities if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fixed-Income Fund may not be backed by the full faith and credit of the U.S. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.
First American Multi-Manager Fixed-Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
First American Multi-Manager Fixed-Income Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
First American Multi-Manager Fixed-Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2018	rr_AnnualReturn2018	1.31%
Annual Return 2019	rr_AnnualReturn2019	9.56%
Annual Return 2020	rr_AnnualReturn2020	7.86%
Annual Return 2021	rr_AnnualReturn2021	(0.85%)
Annual Return 2022	rr_AnnualReturn2022	(13.06%)
Annual Return 2023	rr_AnnualReturn2023	6.70%
Annual Return 2024	rr_AnnualReturn2024	2.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.81%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
First American Multi-Manager Fixed-Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
First American Multi-Manager Fixed-Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
First American Multi-Manager Fixed-Income Fund | R Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665

[1]
The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) is 0.25% and 0.50%, respectively; however, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

[2]	As of the date of this prospectus, Advisor and R class shares of the Fund have not commenced operations and expenses are based on Institutional Class expenses for the fiscal year ended September 30, 2024.
[3]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
[4]
The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) is 0.25% and 0.50%, respectively; however, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

[5]	As of the date of this prospectus, Advisor and R class shares of the Fund have not commenced operations and expenses are based on Institutional Class expenses for the fiscal year ended September 30, 2024.
[6]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
[7]
The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) is 0.25% and 0.50%, respectively; however, the Board of Trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

[8]	As of the date of this prospectus, Advisor and R class shares of the Fund have not commenced operations and expenses are based on Institutional Class expenses for the fiscal year ended September 30, 2024.
[9]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).